Schedule of Investments
November 30, 2023 (unaudited)
Monteagle Select Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 86.21%

Automobiles & Components - 1.66%
BorgWarner, Inc.	6,300	212,247
Phinia, Inc.	1,260	32,130

		244,377

Banks - 0.67%
U.S. Bancorp	2,600	99,112

Capital Goods - 6.00%
Illinois Tool Works, Inc.	1,650	399,646
TransDigm Group, Inc.	500	481,435

		881,081

Chemicals - 3.94%
DuPont de Nemours, Inc.	8,100	579,474

Commercial & Professional Services - 9.03%
Leidos Holdings, Inc.	5,200	558,064
Rollins, Inc.	18,850	767,949

		1,326,013

Consumer Durables & Apparel - 12.07%
D.R. Horton, Inc.	5,850	746,869
Newell Brands, Inc.	11,120	84,846
PulteGroup, Inc.	10,650	941,673

		1,773,388

Diversified Financials - 3.88%
Nasdaq, Inc	10,200	569,568

Healthcare Equipment & Services - 12.34%
Baxter International, Inc.	3,800	137,104
Dexcom, Inc. (2)	4,000	462,080
Humana, Inc.	700	339,402
Medtronic PLC (Ireland)	2,500	198,175
Resmed, Inc.	1,550	244,482
Steris PLC	2,150	432,021

		1,813,264

Insurance - 8.83%
Progressive Corp.	4,600	754,538
Willis Towers Watson PLC	2,200	541,860

		1,296,398

Retailing - 1.29%
Dollar General Corp.	1,450	190,124

Semiconductors & Semiconductor Equipment - 1.76%
Micron Technology, Inc.	3,400	258,808

Software & Services - 2.02%
VeriSign, Inc. (2)	1,400	297,080

Technology Hardware & Equipment - 4.19%
Cisco Systems, Inc.	5,800	280,604
IPG Photonics Corp. (2)	3,500	335,160

		615,764

Transportation - 2.91%
FedEx Corp.	1,650	427,070

Utilities - 15.61%
Ameren Corp.	5,800	450,022
Eversource Energy	5,900	350,519
NextEra Energy, Inc.	6,000	351,060
NRG Energy, Inc.	14,500	693,680
Xcel Energy, Inc.	7,350	447,174

		2,292,455

Total Common Stock	(Cost $ 13,135,298)	12,663,976

Real Estate Investment Trust - 0.00%

American Tower Corp.	1,500	313,170
Crown Castle International Corp.	2,000	234,560

Total Real Estate Investment Trusts	(Cost $ 784,914)	547,730

Rights - 0.00%
ABIOMED, Inc.	2,200	0

Total Rights	(Cost $ 0)	0
Money Market Registered Investment Companies - 10.05%

Federated Hermes Government Obligations Fund - Institutional Class, 5.23% (3)	1,476,723	1,476,723

Total Money Market Registered Investment Companies	(Cost $ 1,476,723)	1,476,723

Total Investments - 100.00%	(Cost $ 15,396,935)	14,688,429

Other Assets less Liabilities - 0.00%		665

Total Net Assets - 100.00%		14,689,094

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$14,688,429	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,688,429	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2023